Income Taxes - Additional Information (Detail)						3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2020	Sep. 30, 2019	Dec. 31, 2018	Aug. 31, 2018	Jan. 01, 2017	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bottom of range [member]
Major Components Of Tax Expense Income [line items]
Dividend tax on distributions										5.00%
Top of range [member]
Major Components Of Tax Expense Income [line items]
Dividend tax on distributions										7.50%
Argentina [member]
Major Components Of Tax Expense Income [line items]
Income tax rate												35.00%
Sales taxes												1.75%
Argentina [member] | Two thousand eighteen and nineteen [member]
Major Components Of Tax Expense Income [line items]
Income tax rate												30.00%
Percentage of dividend received from residents withholding												7.00%
Argentina [member] | Two thousand nineteen onwards [member]
Major Components Of Tax Expense Income [line items]
Income tax rate												25.00%
Percentage of dividend received nonresidents withholding												13.00%
Argentina [member] | Two thousand and eighteen [member]
Major Components Of Tax Expense Income [line items]
Sales taxes												1.50%
Argentina [member] | Two thousand and seventeen [member]
Major Components Of Tax Expense Income [line items]
Sales taxes												1.00%
Argentina [member] | Two Thousand and Nineteen [member]
Major Components Of Tax Expense Income [line items]
Sales taxes												1.50%
Argentina [member] | Two thousand and twenty [member]
Major Components Of Tax Expense Income [line items]
Sales taxes												1.00%
Argentina [member] | Two Thousand and Twenty One [member]
Major Components Of Tax Expense Income [line items]
Sales taxes												0.50%
Argentina [member] | Two thousand and twenty two [member]
Major Components Of Tax Expense Income [line items]
Sales taxes												0.00%
Brazil [member]
Major Components Of Tax Expense Income [line items]
Average federal production and federal sales tax										16.40%	16.50%
Excise tax rate				20.00%			8.00%	4.00%
Colombia [member]
Major Components Of Tax Expense Income [line items]
Percentage of reform income tax rate													35.00%
Percentage of reform income tax rate					34.00%
Percentage of reform extra income tax rate											4.00%	6.00%
Percentage of special increase in income tax rate												20.00%	15.00%
Income tax rate			33.00%								9.00%	8.00%	6.00%	5.00%
Dividend tax on distributions		7.50%
Colombia [member] | Two Thousand and Nineteen [member]
Major Components Of Tax Expense Income [line items]
Percentage of increase in income tax rate			3.50%
Municipality sales tax			50.00%
Colombia [member] | Two thousand and twenty [member]
Major Components Of Tax Expense Income [line items]
Income tax rate			32.00%
Percentage of increase in income tax rate			1.50%
Municipality sales tax			100.00%
Colombia [member] | Two Thousand and Twenty One [member]
Major Components Of Tax Expense Income [line items]
Income tax rate			31.00%
Percentage of increase in income tax rate			0.00%
Colombia [member] | Two thousand and twenty two [member]
Major Components Of Tax Expense Income [line items]
Income tax rate			30.00%
Colombia [member] | Later than one year [member]
Major Components Of Tax Expense Income [line items]
Percentage of reform income tax rate												33.00%
Costa Rica [member]
Major Components Of Tax Expense Income [line items]
Income tax rate			15.00%
Percentage of adjusted taxable income eligible for deduction										20.00%
Costa Rica [member] | Bottom of range [member]
Major Components Of Tax Expense Income [line items]
Income tax rate											20.00%
Costa Rica [member] | Top of range [member]
Major Components Of Tax Expense Income [line items]
Income tax rate											25.00%
Changes in tax rates or tax laws enacted or announced [member] | Brazil [member]
Major Components Of Tax Expense Income [line items]
Excise tax rate	4.00%					10.00%			12.00%
Changes in tax rates or tax laws enacted or announced [member] | Mexico [member] | Top of range [member]
Major Components Of Tax Expense Income [line items]
Percentage of adjusted taxable income eligible for deduction	30.00%